Consolidated Statement of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	SGD ($)	Share capital [member] SGD ($)		Reserves [member] SGD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] SGD ($)
Beginning balance at Dec. 31, 2020		$ 112,531		[1]	$ (19,843)	$ 132,371	$ 112,528	$ 3
Total comprehensive income for the year:
Profit for the year		103,842				103,841	103,841	1
Other comprehensive (loss) income		(6,224)			(6,500)	276	(6,224)
Total comprehensive income for the year		97,618			(6,500)	104,117	97,617	1
Transactions with owners recognized directly in equity:
Issuance of share capital for cash		502,406	19		502,387		502,406
Share-based payments expenses		5,253			5,253		5,253
Distribution to founder		(252,747)			(252,747)		(252,747)
Effects of translation on other reserve		(1,371)			(1,371)		(1,371)
Dividend paid to non-controlling interests		(176)						(176)
Transfer of profits to legal reserve					2	(2)
Total		253,365	19		253,524	(2)	253,541	(176)
Proceeds for capital call on non-fully paid-up share capital		192						192
Ending balance at Dec. 31, 2021		463,706	19		227,181	236,486	463,686	20
Total comprehensive income for the year:
Profit for the year		104,938				104,936	104,936	2
Other comprehensive (loss) income		(13,508)			(14,432)	924	(13,508)
Total comprehensive income for the year		91,430			(14,432)	105,860	91,428	2
Transactions with owners recognized directly in equity:
Share-based payments expenses		19,465			19,465		19,465
Dividend paid to non-controlling interests		(39)						(39)
Issuance of shares due to vesting of warrants		910		[1]	910		910
Repurchase of American Depositary Shares		(13,620)			(13,620)		(13,620)
Transfer of profits to legal reserve					86	(86)
Total		6,716			6,841	(86)	6,755	(39)
Ending balance at Dec. 31, 2022		561,852	19		219,590	342,260	561,869	(17)
Total comprehensive income for the year:
Profit for the year	$ 91,120	120,150				120,149	120,149	1
Other comprehensive (loss) income		(14,633)			(14,586)	(47)	(14,633)
Total comprehensive income for the year	80,022	105,517			(14,586)	120,102	105,516	1
Transactions with owners recognized directly in equity:
Share-based payments expenses		(9,108)			(9,108)		(9,108)
Dividend paid to non-controlling interests		(40)						(40)
Issuance of shares due to vesting of warrants		1,228		[1]	1,228		1,228
Repurchase of American Depositary Shares		(9,228)			(9,228)		(9,228)
Transfer of profits to legal reserve					11	(11)
Total		(17,148)			(17,097)	(11)	(17,108)	(40)
Ending balance at Dec. 31, 2023	$ 493,115	$ 650,221	$ 19		$ 187,907	$ 462,351	$ 650,277	$ (56)

[1]	Amount is less than S$1,000